Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41804
Entity Registrant Name	Davis Commodities Limited
Entity Central Index Key	0001949478
Entity Address, Address Line One	10 Bukit Batok Crescent
Entity Address, Address Line Two	#10-01
Entity Address, City or Town	The Spire
Entity Address, Country	SG
Entity Address, Postal Zip Code	658079